Tax - Reconciliation between the actual tax charge and the corporate tax rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax	£ 8,194	[1]	£ 3,065	£ 4,357
Tax charge based on the standard UK corporation tax rate of 19% (2020: 19%; 2019: 19% )	1,557		582	828
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 22.4% (2020: 25.1%; 2019: 24.2% ))	£ 277		£ 188	£ 227
Tax, percentage [abstract]
Applicable tax rate	19.00%		19.00%	19.00%
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	3.40%		6.10%	5.20%
Recurring items:
Non-creditable taxes including withholding taxes	£ 134		£ 109	£ 150
Banking surcharge and other items	83		6	57
Non-deductible expenses	80		48	45
Adjustments in respect of prior years	73		179	(120)
Impact of UK bank levy being non-deductible	32		57	43
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	25		25	15
Tax adjustments in respect of share-based payments	(5)		26	(6)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(140)		(123)	(82)
Tax relief on payments made under AT1 instruments	(149)		(165)	(157)
Non-taxable gains and income	£ (367)		£ (208)	£ (260)
Recurring items, percentages [abstract]
Non-creditable taxes including withholding taxes, percentage	1.60%		3.50%	3.40%
Banking surcharge and other items, percentage	1.00%		0.20%	1.30%
Non-deductible expenses, percentage	1.00%		1.60%	1.00%
Adjustments in respect of prior years, percentage	0.90%		5.80%	(2.70%)
Impact of UK bank levy being non-deductible, percentage	0.40%		1.90%	1.00%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK, percentage	0.30%		0.80%	0.30%
Tax adjustments in respect of share-based payments, percentage	(0.10%)		0.80%	(0.10%)
Changes in recognition of deferred tax and effect of unrecognised tax losses, percentage	(1.70%)		(4.00%)	(1.90%)
Tax relief on payments made under AT1 instruments, percentage	(1.80%)		(5.40%)	(3.60%)
Non-taxable gains and income, percentage	(4.50%)		(6.80%)	(6.00%)
Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	£ (462)		£ (118)	£ 0
Non-deductible provisions for UK customer redress	0		(7)	263
Non-deductible provisions for investigations and litigation	£ 0		£ 5	£ 0
Non-recurring items, percentages [abstract]
Remeasurement of UK deferred tax assets due to tax rate changes, percentage	(5.60%)		(3.80%)	0.00%
Non-deductible provisions for UK customer redress, percentage	0.00%		(0.20%)	6.10%
Non-deductible provisions for investigations and litigation, percentage	0.00%		0.20%	0.00%
Tax charge	£ 1,138	[2]	£ 604	£ 1,003
Total tax charge, percentage	13.90%		19.70%	23.00%
Weighted average
Tax, percentage [abstract]
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	22.40%		25.10%	24.20%

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.